Fair Values of Financial Instruments - Additional Information (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Transfers from Level 1 to Level 3 for financial assets	$ 0	$ 0
Transfers from Level 3 to Level 1 for financial assets	0	0
Transfers from Level 2 to Level 3 for financial assets	0	0
Transfers from Level 3 to Level 2 for financial assets	0	0
Transfers from Level 1 to Level 3 for financial liabilities	0	0
Transfers from Level 3 to Level 1 for financial liabilities	0	0
Transfers from Level 2 to Level 3 for financial liabilities	0	0
Transfers from Level 3 to Level 2 for financial liabilities	0	0
Fair value measurement of intangible assets	0	0
Loans held for sale	56,261,000	56,879,000
Loans Held For Sale Past Due [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held for sale	$ 0	$ 0
Loans Held For Sale [Member] | Minimum [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Sales price of loans held for sale increase percentage	0.08%
Loans Held For Sale [Member] | Maximum [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Sales price of loans held for sale increase percentage	0.38%
Loans Held For Sale [Member] | Weighted Average [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Sales price of loans held for sale increase percentage	0.34%
Derivatives [Member] | Minimum [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Sales price of loans held for sale increase percentage	0.08%
Derivatives [Member] | Maximum [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Sales price of loans held for sale increase percentage	0.38%
Derivatives [Member] | Weighted Average [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Sales price of loans held for sale increase percentage	0.34%